Segments - Segment Data (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	$ 90,665	$ 45,765	$ 64,194
Revenues inter-segment	0	0	0
Net income/(loss) from equity accounted investments	259	53	164
Total revenues and other income	90,924	45,818	64,357
Purchases (net of inventory variation)	(35,160)	(20,986)	(29,532)
Operating, selling, general and administrative expenses	(9,378)	(9,537)	(10,469)
Depreciation, amortisation and net impairment losses	(11,719)	(15,235)	(13,204)
Exploration expenses	(1,004)	(3,483)	(1,854)
Total Operating expenses	(57,261)	(49,241)	(55,058)
Net operating income/(loss)	33,663	(3,423)	9,299
Additions to PP&E, intangibles and equity accounted investments	8,506	9,762	14,782
Balance sheet information [abstract]
Equity accounted investments	2,686	2,262	1,442
Noncurrent Assets	84,618	92,623	95,083
Unallocated amounts [member]
Balance sheet information [abstract]
Noncurrent Assets	13,406	13,704	11,152
Segments [member]
Balance sheet information [abstract]
Noncurrent Assets	68,527	76,657	82,489
Segments [member] | E&P- Norway [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	269	91	1,048
Revenues inter-segment	38,972	11,804	17,769
Net income/(loss) from equity accounted investments	0	0	15
Total revenues and other income	39,241	11,895	18,832
Purchases (net of inventory variation)	0	0	(1)
Operating, selling, general and administrative expenses	(3,729)	(2,829)	(3,284)
Depreciation, amortisation and net impairment losses	(4,678)	(5,546)	(5,439)
Exploration expenses	(363)	(423)	(478)
Total Operating expenses	(8,770)	(8,798)	(9,201)
Net operating income/(loss)	30,471	3,097	9,631
Additions to PP&E, intangibles and equity accounted investments	5,101	4,851	7,316
Balance sheet information [abstract]
Equity accounted investments	3	3	3
Noncurrent Assets	35,301	37,733	34,938
Segments [member] | E&P International [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	1,113	451	1,685
Revenues inter-segment	4,230	3,183	4,376
Net income/(loss) from equity accounted investments	214	(146)	24
Total revenues and other income	5,558	3,489	6,085
Purchases (net of inventory variation)	(58)	(72)	(34)
Operating, selling, general and administrative expenses	(1,466)	(1,439)	(1,684)
Depreciation, amortisation and net impairment losses	(3,257)	(3,471)	(2,228)
Exploration expenses	(451)	(2,071)	(668)
Total Operating expenses	(5,232)	(7,054)	(4,614)
Net operating income/(loss)	326	(3,565)	1,471
Additions to PP&E, intangibles and equity accounted investments	1,828	2,609	2,851
Balance sheet information [abstract]
Equity accounted investments	1,417	1,125	321
Noncurrent Assets	15,358	17,835	21,161
Segments [member] | E&P USA [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	377	368	441
Revenues inter-segment	3,771	2,247	3,792
Net income/(loss) from equity accounted investments	0	0	6
Total revenues and other income	4,149	2,615	4,239
Purchases (net of inventory variation)	0	0	0
Operating, selling, general and administrative expenses	(1,076)	(1,313)	(1,668)
Depreciation, amortisation and net impairment losses	(1,733)	(3,824)	(4,133)
Exploration expenses	(190)	(990)	(709)
Total Operating expenses	(2,999)	(6,127)	(6,510)
Net operating income/(loss)	1,150	(3,512)	(2,271)
Additions to PP&E, intangibles and equity accounted investments	690	1,068	3,004
Balance sheet information [abstract]
Equity accounted investments	0	0	0
Noncurrent Assets	11,406	12,586	16,929
Segments [member] | MMP [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	87,025	44,605	60,491
Revenues inter-segment	321	309	439
Net income/(loss) from equity accounted investments	22	31	25
Total revenues and other income	87,368	44,945	60,955
Purchases (net of inventory variation)	(80,873)	(38,072)	(54,454)
Operating, selling, general and administrative expenses	(4,276)	(5,060)	(4,897)
Depreciation, amortisation and net impairment losses	(1,079)	(1,453)	(600)
Exploration expenses	0	0	0
Total Operating expenses	(86,227)	(44,586)	(59,951)
Net operating income/(loss)	1,141	359	1,004
Additions to PP&E, intangibles and equity accounted investments	221	190	788
Balance sheet information [abstract]
Equity accounted investments	113	92	90
Noncurrent Assets	3,019	4,368	5,248
Segments [member] | REN [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	1,394	18	258
Revenues inter-segment	0	0	0
Net income/(loss) from equity accounted investments	16	163	95
Total revenues and other income	1,411	181	353
Purchases (net of inventory variation)	0	0	0
Operating, selling, general and administrative expenses	(163)	(215)	(192)
Depreciation, amortisation and net impairment losses	(3)	(1)	(1)
Exploration expenses	0	0	0
Total Operating expenses	(166)	(216)	(193)
Net operating income/(loss)	1,245	(35)	160
Additions to PP&E, intangibles and equity accounted investments	455	31	175
Balance sheet information [abstract]
Equity accounted investments	1,108	1,017	1,003
Noncurrent Assets	154	3	187
Segments [member] | Other [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	485	232	269
Revenues inter-segment	5	4	4
Net income/(loss) from equity accounted investments	7	5	(1)
Total revenues and other income	497	241	271
Purchases (net of inventory variation)	(1)	(1)	(1)
Operating, selling, general and administrative expenses	264	634	465
Depreciation, amortisation and net impairment losses	(970)	(939)	(803)
Exploration expenses	0	(1)	0
Total Operating expenses	(707)	(304)	(339)
Net operating income/(loss)	(210)	(63)	(68)
Additions to PP&E, intangibles and equity accounted investments	212	1,013	648
Balance sheet information [abstract]
Equity accounted investments	45	25	25
Noncurrent Assets	3,288	4,132	4,026
Eliminations [member]
Disclosure of operating segments [line items]
Revenues third party, other revenues and other income	0	0	0
Revenues inter-segment	(47,300)	(17,547)	(26,379)
Net income/(loss) from equity accounted investments	0	0	0
Total revenues and other income	(47,300)	(17,547)	(26,379)
Purchases (net of inventory variation)	45,773	17,157	24,958
Operating, selling, general and administrative expenses	1,066	685	793
Depreciation, amortisation and net impairment losses	0	0	0
Exploration expenses	0	0	0
Total Operating expenses	46,839	17,842	25,750
Net operating income/(loss)	(461)	296	(629)
Additions to PP&E, intangibles and equity accounted investments	0	0	0
Balance sheet information [abstract]
Equity accounted investments	0	0	0
Noncurrent Assets	$ 0	$ 0	$ 0